Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
C000100297
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	4.44%	5.29%	3.02%
C000093604
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000176299
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
C000024652
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Average Annual Return, Percent	(0.06%)	(2.12%)	(0.02%)
C000024654
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Average Annual Return, Percent	2.87%	(1.97%)	(0.17%)
C000219628
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000100297
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	5.51%	3.13%
Without Sales Load [Member] | C000093604
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%	5.77%	3.43%
Without Sales Load [Member] | C000176299
Average Annual Return [Line Items]
Average Annual Return, Percent	5.80%	5.78%	3.41%
Without Sales Load [Member] | C000024652
Average Annual Return [Line Items]
Average Annual Return, Percent	4.65%	(1.22%)	0.44%
Without Sales Load [Member] | C000024654
Average Annual Return [Line Items]
Average Annual Return, Percent	3.87%	(1.97%)	(0.17%)
Without Sales Load [Member] | C000219628
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%	(1.00%)	0.55%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.88%	(0.40%)	1.46%
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.97%	2.56%	1.87%
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.12%	5.83%	3.59%
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.97%	2.56%	1.87%
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.12%	5.83%	3.59%
FEDERATED INDEX: ICE BofA 3-Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent	4.97%	2.56%	1.87%
FEDERATED INDEX: Credit Suisse Leveraged Loan Index (CSLLI)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	6.12%	5.83%	3.59%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.39%	(0.69%)	1.11%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.39%	(0.69%)	1.11%
FEDERATED INDEX: Bloomberg US Mortgage Backed Securities Index (BMBS)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Mortgage Backed Securities Index
Average Annual Return, Percent	5.39%	(0.69%)	1.11%